Taxes on Income - Schedule of Statutory Corporate Tax Rate and Effective Income Tax Rate (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net loss as reported in the statements of operations	$ 1,749	$ 1,187	$ 5,111	$ 6,002	$ 7,589	$ 9,663
Statutory tax rate					24.00%	25.00%
Income Tax under statutory tax rate					$ 1,821	$ 2,416
Change in valuation allowance					(1,821)	(2,416)
Actual income tax